Share-Based Compensation - Schedule of Binomial Option-Pricing Model Used for the Fair Value Measurement (Details) - Options Plans [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Binomial Option-Pricing Model Used for the Fair Value Measurement [Line Items]
Dividend yield	0.00%		0.00%
Expected volatility of the share prices	104.00%		107.00%
Risk-free interest rate	4.20%		4.20%
Expected term (in years)	10 years		10 years